Cover Page	12 Months Ended
Mar. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of Sify Technologies Limited (the “Company,” “Sify,” “we,” and “our”) for the fiscal year ended March 31, 2020 (the “Original Filing”), which was filed with the Securities and Exchange Commission on July 29, 2020. The Company is filing this Amendment solely for the purpose of furnishing Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Exhibit 101 is furnished in accordance with the Temporary Hardship Exemption provided by Rule 201 of Regulation S-T, which extended the date by which the Interactive Data File is required to be submitted by six business day. Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequent to the date of the Original Filing.
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	SIFY TECHNOLOGIES LTD
Entity Central Index Key	0001094324
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SIFY
Entity Common Stock, Shares Outstanding	179,223,247
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	American Depository Shares, each represented by One Equity Share, par value ₹ 10 per share
Security Exchange Name	NASDAQ